Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued marketing and customer service expenses	¥ 124,785	¥ 87,071
Payable related to mutual aid plans and medical crowdfunding	57,838	121,561
Payroll and welfare payable	222,146	184,903
Tax payable	23,312	22,020
Payable related to services fee	51,516	43,889
Refund liability	66,625	10,145
Others	37,901	29,163
Total	¥ 584,123	¥ 498,752